CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 48,252
Receivables under collaboration agreements (includes $0 and $1,000 as related party as of March 31, 2026, and December 31, 2025, respectively)	589
Deferred transaction costs	0
Prepaid expenses and other current assets (includes $1,110 and $0 as related party as of December 31, 2025, and 2024, respectively)	797
Total current assets	49,638
Restricted cash	3,169
Property and equipment, net	47,690
Operating lease right-of-use assets, net	8,769
Finance lease right-of-use assets, net	6,767
Total Assets	116,033
Current liabilities:
Accounts payable (includes $190 and $0 as related party, as of December 31, 2025, and 2024, respectively)	472
Accrued expenses	2,023
Operating lease liabilities, current portion	1,211
Financing lease liabilities, current portion	713
Total current liabilities	4,419
Operating lease liabilities, net of current portion	8,537
Financing lease liabilities, net of current portion	8,773
Warrant liabilities for Series B-1 and Series D redeemable convertible preferred stock (includes $2,803 and $2,770 to related parties as of March 31, 2026, and December 31, 2025, respectively)	1,148
Total Liabilities	22,877
Commitments and contingencies (Note 8)
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	249,652
Additional paid-in capital	25,193
Accumulated deficit	(181,731)
Accumulated other comprehensive (loss) income	76
Treasury stock, at cost; 108,466 shares as of December 31, 2025, and 2024	(34)
Total Shareholders' Deficit	(156,496)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	116,033
Series A-1 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	327
Series A-2 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	655
Series B-1 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	2,169
Series C-1 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	28,303
Series C-2 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	26,013
Series D redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	$ 192,185